SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING SPECIALTY FUNDS
For the Allspring Specialized Technology Fund (the “Fund”)

Effective immediately, the Allspring Specialized Technology Fund is no longer offered in this prospectus and all references to the Fund are hereby removed.

July 1, 2022	SFAM072/P403S2